Financial Risk Management	12 Months Ended
Dec. 31, 2017
Finacial Risk Management Abstract [Abstract]
Disclosure Of Financial Risk Management Explanatory

4. Financial Risk Management

4.1 Summary

4.1.1 Overview of Financial Risk Management Policy

The financial risks that the Group is exposed to are credit risk, market risk, liquidity risk, operational risk and others.

The Group’s risk management system focuses on increasing transparency, developing the risk management environment, preventing transmission of risk to other related subsidiaries, and the preemptive response to risk due to rapid changes in the financial environment to support the Group’s long-term strategy and business decisions efficiently. Credit risk, market risk, liquidity risk, and operational risk have been recognized as the Group’s key risks. These risks are measured and managed in Economic Capital or VaR (Value at Risk) using a statistical method.

4.1.2 Risk Management Organization

Risk Management Committee

The Risk Management Committee establishes risk management strategies in accordance with the directives of the Board of Directors and determines the Group’s target risk appetite. The Committee approves significant risk matters and reviews the level of risks that the Group is exposed to and the appropriateness of the Group’s risk management operations as an ultimate decision-making authority.

Risk Management Council

The Risk Management Council is a consultative group which reviews and makes decisions on matters delegated by the Risk Management Committee, and discusses the detailed issues relating to the Group’s risk management.

Risk Management Division

The Risk Management Division is responsible for monitoring and managing the Group’s economic capital limit and managing detailed policies, procedures and working processes relating to the Group’s risk management.

4.2 Credit Risk

4.2.1 Overview of Credit Risk

Credit risk is the risk of possible losses in an asset portfolio in the event of a counterparty’s default, breach of contract and deterioration in the credit quality of the counterparty. For risk management reporting purposes, the individual borrower’s default risk, country risk, specific risks and other credit risk exposure components are considered as a whole.

4.2.2 Credit Risk Management

The Group measures expected losses and economic capital on assets that are subject to credit risk management whether on- or off-balance sheet items and uses expected losses and economic capital as a management indicator. The Group manages credit risk by allocating credit risk economic capital limits.

In addition, the Group controls the credit concentration risk exposure by applying and managing total exposure limits to prevent an excessive risk concentration to each industry and borrower.

The Group has organized a credit risk management team that focuses on credit risk management in accordance with the Group’s credit risk management policy. Especially, the loan analysis department of Kookmin Bank, one of the subsidiaries, is responsible for loan policy, loan limit, loan review, credit management, restructuring and subsequent event management, independently of operating department. On the other hand, risk management group of Kookmin Bank is responsible for planning risk management policy, applying limits of credit lines, measuring the credit risk economic capital, adjusting credit limits, reviewing credit and verifying credit evaluation models.

4.2.3 Maximum Exposure to Credit Risk

The Group’s maximum exposures of financial instruments, excluding equity securities, to credit risk without consideration of collateral values as of December 31, 2016 and 2017, are as follows:

	2016		2017
	(In millions of Korean won)
Financial assets
Due from financial institutions	￦	15,326,173	￦	17,219,661
Financial assets at fair value through profit or loss
Financial assets held for trading[1]		23,058,919		25,242,193
Financial assets designated at fair value through profit or loss		1,693,255		1,982,224
Derivatives		3,381,935		3,310,166
Loans[2]		265,486,134		290,122,838
Financial investments
Available-for-sale financial assets		27,445,752		38,959,401
Held-to-maturity financial assets		11,177,504		18,491,980
Other financial assets[2]		7,322,335		10,195,015

Total financial assets		354,892,007		405,523,478

Off-balance sheet items
Acceptances and guarantees contracts		7,822,124		6,977,468
Financial guarantee contracts		4,746,292		3,683,875
Commitments		97,005,556		102,183,167
Total off-balance sheet items		109,573,972		112,844,510

Total	￦	464,465,979	￦	518,367,988

[1]	Financial instruments indexed to the price of gold amounting to ￦72,349 million and ￦73,855 million as of December 31, 2016 and 2017, respectively are included.
[2]	Loans and other financial assets are net of allowance.

4.2.4 Credit Risk of Loans

The Group maintains an allowance for loan losses associated with credit risk on loans to manage its credit risk.

The Group recognizes an impairment loss on loan carried at amortized cost when there is any objective indication of impairment. Impairment loss is defined as incurred loss in accordance with IFRS; therefore, a loss that might be occur due to a future event is not recognized in spite of its likelihood. The Group measures inherent incurred losses on loans and presents them in the consolidated financial statements through the use of an allowance account which is offset against the related loans.

Loans as of December 31, 2016 and 2017, are classified as follows:

	2016
Loans	Retail			Corporate			Credit card			Total
	Amount		%	Amount		%	Amount		%	Amount		%
	(In millions of Korean won)
Neither past due nor impaired	￦	133,491,252	98.86	￦	117,346,453	98.44	￦	13,001,473	96.09	￦	263,839,178	98.53
Past due but not impaired		961,370	0.71		202,474	0.17		226,648	1.68		1,390,492	0.52
Impaired		575,711	0.43		1,656,387	1.39		302,122	2.23		2,534,220	0.95

Sub-total		135,028,333	100.00		119,205,314	100.00		13,530,243	100.00		267,763,890	100.00

Less: Allowances[1]		(481,289)	0.36		(1,382,172)	1.16		(414,295)	3.06		(2,277,756)	0.85

Carrying amount	￦	134,547,044		￦	117,823,142		￦	13,115,948		￦	265,486,134

	2017
Loans	Retail			Corporate			Credit card			Total
	Amount		%	Amount		%	Amount		%	Amount		%
	(In millions of Korean won)
Neither past due nor impaired	￦	144,705,621	98.93	￦	129,130,466	98.76	￦	14,496,109	95.34	￦	288,332,196	98.67
Past due but not impaired		1,069,813	0.73		206,925	0.16		359,468	2.36		1,636,206	0.56
Impaired		495,546	0.34		1,419,851	1.08		349,270	2.30		2,264,667	0.77

Sub-total		146,270,980	100.00		130,757,242	100.00		15,204,847	100.00		292,233,069	100.00

Less: Allowances[1]		(429,299)	0.29		(1,231,666)	0.94		(449,266)	2.95		(2,110,231)	0.72

Carrying amount	￦	145,841,681		￦	129,525,576		￦	14,755,581		￦	290,122,838

[1]	Collectively assessed allowances for loans are included as they are not impaired individually.

Credit quality of loans that are neither past due nor impaired are as follows:

	2016
	Retail		Corporate		Credit card		Total
	(In millions of Korean won)
Grade 1	￦	110,720,263	￦	57,754,882	￦	6,804,763	￦	175,279,908
Grade 2		18,400,111		49,531,423		4,774,368		72,705,902
Grade 3		3,188,861		7,722,663		1,147,814		12,059,338
Grade 4		935,265		1,728,631		249,529		2,913,425
Grade 5		246,752		608,854		24,999		880,605

Total	￦	133,491,252	￦	117,346,453	￦	13,001,473	￦	263,839,178

	2017
	Retail		Corporate		Credit card		Total
	(In millions of Korean won)
Grade 1	￦	124,133,056	￦	67,575,021	￦	8,095,629	￦	199,803,706
Grade 2		16,790,644		53,842,610		4,920,767		75,554,021
Grade 3		2,701,697		5,703,159		1,379,409		9,784,265
Grade 4		851,446		1,390,131		71,207		2,312,784
Grade 5		228,778		619,545		29,097		877,420

Total	￦	144,705,621	￦	129,130,466	￦	14,496,109	￦	288,332,196

Credit quality of loans graded according to internal credit ratings are as follows:

	Range of Probability of Default (%)	Retail	Corporate
Grade 1	0.0 ~ 1.0	1 ~ 5 grade	AAA ~ BBB+
Grade 2	1.0 ~ 5.0	6 ~ 8 grade	BBB ~ BB
Grade 3	5.0 ~ 15.0	9 ~ 10 grade	BB- ~ B
Grade 4	15.0 ~ 30.0	11 grade	B- ~ CCC
Grade 5	30.0 ~	12 grade or under	CC or under

Loans that are past due but not impaired are as follows:

	2016
	1 ~ 29 days		30 ~ 59 days		60 ~ 89 days		90 days or more		Total
	(In millions of Korean won)
Retail	￦	782,262	￦	119,667	￦	57,187	￦	2,254	￦	961,370
Corporate		134,432		44,086		23,956		—		202,474
Credit card		176,390		31,880		18,378		—		226,648

Total	￦	1,093,084	￦	195,633	￦	99,521	￦	2,254	￦	1,390,492

	2017
	1 ~ 29 days		30 ~ 59 days		60 ~ 89 days		90 days or more		Total
	(In millions of Korean won)
Retail	￦	890,759	￦	117,057	￦	59,632	￦	2,365	￦	1,069,813
Corporate		162,668		27,065		17,192		—		206,925
Credit card		302,871		35,774		20,823		—		359,468

Total	￦	1,356,298	￦	179,896	￦	97,647	￦	2,365	￦	1,636,206

Impaired loans are as follows:

	2016
	Retail		Corporate		Credit card		Total
	(In millions of Korean won)
Loans	￦	575,711	￦	1,656,387	￦	302,122	￦	2,534,220
Allowances under
Individual assessment		(3)		(860,829)		—		(860,832)
Collective assessment		(217,535)		(133,507)		(183,211)		(534,253)

Total allowances		(217,538)		(994,336)		(183,211)		(1,395,085)

Carrying amount	￦	358,173	￦	662,051	￦	118,911	￦	1,139,135

	2017
	Retail		Corporate		Credit card		Total
	(In millions of Korean won)
Loans	￦	495,546	￦	1,419,851	￦	349,270	￦	2,264,667
Allowances under
Individual assessment		(788)		(791,205)		—		(791,993)
Collective assessment		(178,337)		(90,771)		(212,729)		(481,837)

Total allowances		(179,125)		(881,976)		(212,729)		(1,273,830)

Carrying amount	￦	316,421	￦	537,875	￦	136,541	￦	990,837

The quantification of the extent to which collateral and other credit enhancements mitigate credit risk as of December 31, 2016 and 2017, are as follows:

	2016
	Impaired Loans				Non-impaired Loans
	Individual		Collective		Past due		Not past due		Total
	(In millions of Korean won)
Guarantees	￦	21,168	￦	131,752	￦	207,493	￦	52,994,315	￦	53,354,728
Deposits and savings		10,849		6,114		51,815		2,115,376		2,184,154
Property and equipment		7,083		25,035		28,053		5,380,329		5,440,500
Real estate		262,340		341,803		590,196		137,263,717		138,458,056

Total	￦	301,440	￦	504,704	￦	877,557	￦	197,753,737	￦	199,437,438

	2017
	Impaired Loans				Non-impaired Loans
	Individual		Collective		Past due		Not past due		Total
	(In millions of Korean won)
Guarantees	￦	17,257	￦	113,551	￦	209,180	￦	57,828,611	￦	58,168,599
Deposits and savings		11,857		5,461		40,833		4,149,157		4,207,308
Property and equipment		2,676		30,455		53,647		9,720,857		9,807,635
Real estate		189,480		282,327		688,502		148,183,907		149,344,216

Total	￦	221,270	￦	431,794	￦	992,162	￦	219,882,532	￦	221,527,758

4.2.5 Credit Quality of Securities

Financial assets at fair value through profit or loss and financial investments excluding equity securities that are exposed to credit risk as of December 31, 2016 and 2017, are as follows:

	2016		2017
	(In millions of Korean won)
Securities that are neither past due nor impaired	￦	63,298,248	￦	84,597,074
Impaired securities		4,833		4,869

Total	￦	63,303,081	￦	84,601,943

The credit quality of securities, excluding equity securities, that are neither past due nor impaired as of December 31, 2016 and 2017, are as follows:

	2016
	Grade 1		Grade 2		Grade 3		Grade 4		Grade 5		Total
	(In millions of Korean won)
Securities that are neither past due nor impaired
Financial assets held for trading	￦	20,101,364	￦	2,752,038	￦	46,113	￦	18,397	￦	68,658	￦	22,986,570
Financial assets designated at fair value through profit or loss		1,563,152		120,925		8,176		—		1,002		1,693,255
Available-for-sale financial assets		26,082,139		1,310,782		47,998		—		—		27,440,919
Held-to-maturity financial assets		11,177,504		—		—		—		—		11,177,504

Total	￦	58,924,159	￦	4,183,745	￦	102,287	￦	18,397	￦	69,660	￦	63,298,248

	2017
	Grade 1		Grade 2		Grade 3		Grade 4		Grade 5		Total
	(In millions of Korean won)
Securities that are neither past due nor impaired
Financial assets held for trading	￦	21,002,043	￦	3,958,261	￦	93,887	￦	28,232	￦	85,915	￦	25,168,338
Financial assets designated at fair value through profit or loss		1,550,617		200,633		63,856		60,332		106,786		1,982,224
Available-for-sale financial assets		36,471,247		2,433,685		47,079		2,521		—		38,954,532
Held-to-maturity financial assets		18,466,624		21,113		4,243		—		—		18,491,980

Total	￦	77,490,531	￦	6,613,692	￦	209,065	￦	91,085	￦	192,701	￦	84,597,074

The credit qualities of securities, excluding equity securities, according to the credit ratings by external rating agencies are as follows:

	Domestic				Foreign
Credit quality	KIS	NICE P&I	KAP	FnPricing Inc.	S&P	Fitch-IBCA	Moody’s
Grade 1	AA0 to AAA	AA0 to AAA	AA0 to AAA	AA0 to AAA	A- to AAA	A- to AAA	A3 to Aaa
Grade 2	A- to AA-	A- to AA-	A- to AA-	A- to AA-	BBB- to BBB+	BBB- to BBB+	Baa3 to Baa1
Grade 3	BBB0 to BBB+	BBB0 to BBB+	BBB0 to BBB+	BBB0 to BBB+	BB to BB+	BB to BB+	Ba2 to Ba1
Grade 4	BB0 to BBB-	BB0 to BBB-	BB0 to BBB-	BB0 to BBB-	B+ to BB-	B+ to BB-	B1 to Ba3
Grade 5	BB- or under	BB- or under	BB- or under	BB- or under	B or under	B or under	B2 or under

Credit qualities of debit securities denominated in Korean won are based on the lowest credit rating by the domestic credit rating agencies above, and those denominated in foreign currencies are based on the lowest credit rating by the foreign credit rating agencies above.

4.2.6 Credit risk mitigation of derivative financial instruments

A quantification of the extent to which collateral and other credit enhancements mitigate credit risk of derivative financial instruments as of December 31, 2016 and 2017, are as follows:

	2016		2017
	(In millions of Korean won)
Deposits and savings, securities and others	￦	478,567	￦	1,277,851

Total	￦	478,567	￦	1,277,851

4.2.7 Credit Risk Concentration Analysis

Details of the Group’s regional loans as of December 31, 2016 and 2017, are as follows:

	2016
	Retail		Corporate		Credit card		Total		%	Allowances		Carrying amount
	(In millions of Korean won)
Korea	￦	134,956,004	￦	116,271,176	￦	13,526,026	￦	264,753,206	98.88	￦	(2,234,971)	￦	262,518,235
Europe		1		206,580		245		206,826	0.08		(1,719)		205,107
China		—		1,328,525		2,570		1,331,095	0.50		(23,500)		1,307,595
Japan		1,352		90,977		205		92,534	0.03		(10,385)		82,149
United States		—		984,472		566		985,038	0.37		(2,032)		983,006
Others		70,976		323,584		631		395,191	0.14		(5,149)		390,042

Total	￦	135,028,333	￦	119,205,314	￦	13,530,243	￦	267,763,890	100.00	￦	(2,277,756)	￦	265,486,134

	2017
	Retail		Corporate		Credit card		Total		%	Allowances		Carrying amount
	(In millions of Korean won)
Korea	￦	146,149,814	￦	127,298,283	￦	15,200,843	￦	288,648,940	98.77	￦	(2,063,919)	￦	286,585,021
Europe		—		192,980		310		193,290	0.07		(2,327)		190,963
China		—		1,879,030		1,458		1,880,488	0.64		(31,017)		1,849,471
Japan		539		127,009		339		127,887	0.04		(6,269)		121,618
United States		—		866,867		1,001		867,868	0.30		(1,600)		866,268
Others		120,627		393,073		896		514,596	0.18		(5,099)		509,497

Total	￦	146,270,980	￦	130,757,242	￦	15,204,847	￦	292,233,069	100.00	￦	(2,110,231)	￦	290,122,838

Details of the Group’s industrial corporate loans as of December 31, 2016 and 2017, are as follows:

	2016
	Loans		%	Allowances		Carrying amount
	(In millions of Korean won)
Financial institutions	￦	10,603,474	8.90	￦	(20,870)	￦	10,582,604
Manufacturing		36,505,044	30.62		(539,512)		35,965,532
Service		48,529,236	40.71		(307,132)		48,222,104
Wholesale & Retail		14,246,756	11.95		(116,233)		14,130,523
Construction		3,381,470	2.84		(357,439)		3,024,031
Public sector		886,583	0.74		(6,318)		880,265
Others		5,052,751	4.24		(34,668)		5,018,083

Total	￦	119,205,314	100.00	￦	(1,382,172)	￦	117,823,142

	2017
	Loans		%	Allowances		Carrying amount
	(In millions of Korean won)
Financial institutions	￦	11,093,682	8.48	￦	(47,531)	￦	11,046,151
Manufacturing		40,201,037	30.74		(449,439)		39,751,598
Service		54,268,271	41.50		(288,521)		53,979,750
Wholesale & Retail		15,061,632	11.52		(90,390)		14,971,242
Construction		3,021,889	2.31		(269,535)		2,752,354
Public sector		1,056,520	0.81		(15,341)		1,041,179
Others		6,054,211	4.64		(70,909)		5,983,302

Total	￦	130,757,242	100.00	￦	(1,231,666)	￦	129,525,576

Types of the Group’s retail and credit card loans as of December 31, 2016 and 2017, are as follows:

	2016
	Loans		%	Allowances		Carrying amount
	(In millions of Korean won)
Housing	￦	59,015,452	39.73	￦	(22,787)	￦	58,992,665
General		76,012,881	51.17		(458,502)		75,554,379
Credit card		13,530,243	9.10		(414,295)		13,115,948

Total	￦	148,558,576	100.00	￦	(895,584)	￦	147,662,992

	2017
	Loans		%	Allowances		Carrying amount
	(In millions of Korean won)
Housing	￦	64,140,941	39.72	￦	(18,646)	￦	64,122,295
General		82,130,039	50.86		(410,653)		81,719,386
Credit card		15,204,847	9.42		(449,266)		14,755,581

Total	￦	161,475,827	100.00	￦	(878,565)	￦	160,597,262

Details of the Group’s industrial securities, excluding equity securities, and derivative financial instruments as of December 31, 2016 and 2017, are as follows:

	2016
	Amount		%
	(In millions of Korean won)
Financial assets held for trading
Government and government funded institutions	￦	7,875,106	34.26
Banking and insurance		11,408,503	49.63
Others		3,702,961	16.11

Sub-total		22,986,570	100.00

Financial assets designated at fair value through profit or loss
Banking and insurance and others		1,693,255	100.00

Sub-total		1,693,255	100.00

Derivative financial assets
Government and government funded institutions		104,025	3.08
Banking and insurance		2,998,412	88.66
Others		279,498	8.26

Sub-total		3,381,935	100.00

Available-for-sale financial assets
Government and government funded institutions		10,579,880	38.55
Banking and insurance		13,901,908	50.65
Others		2,963,964	10.80

Sub-total		27,445,752	100.00

Held-to-maturity financial assets
Government and government funded institutions		5,373,994	48.08
Banking and insurance		5,471,443	48.95
Others		332,067	2.97

Sub-total		11,177,504	100.00

Total	￦	66,685,016

	2017
	Amount		%
	(In millions of Korean won)
Financial assets held for trading
Government and government funded institutions	￦	8,345,463	33.16
Banking and insurance		11,486,321	45.64
Others		5,336,554	21.20

Sub-total		25,168,338	100.00

Financial assets designated at fair value through profit or loss
Banking and insurance and others		1,982,224	100.00

Sub-total		1,982,224	100.00

Derivative financial assets
Government and government funded institutions		12,099	0.37
Banking and insurance		3,098,350	93.60
Others		199,717	6.03

Sub-total		3,310,166	100.00

Available-for-sale financial assets
Government and government funded institutions		9,498,819	24.38
Banking and insurance		23,314,336	59.84
Others		6,146,246	15.78

Sub-total		38,959,401	100.00

Held-to-maturity financial assets
Government and government funded institutions		8,449,839	45.69
Banking and insurance		6,765,593	36.59
Others		3,276,548	17.72

Sub-total		18,491,980	100.00

Total	￦	87,912,109

Details of the Group’s regional securities, excluding equity securities, and derivative financial instruments by country, as of December 31, 2016 and 2017, are as follows:

	2016
	Amount		%
	(In millions of Korean won)
Financial assets held for trading
Korea	￦	22,359,665	97.27
United States		141,022	0.61
Others		485,883	2.12

Sub-total		22,986,570	100.00

Financial assets designated at fair value through profit or loss
Korea		1,232,226	72.77
United States		72,837	4.30
Others		388,192	22.93

Sub-total		1,693,255	100.00

Derivative financial assets
Korea		2,323,198	68.69
United States		291,160	8.61
Others		767,577	22.70

Sub-total		3,381,935	100.00

Available-for-sale financial assets
Korea		26,855,024	97.85
United States		141,473	0.52
Others		449,255	1.63

Sub-total		27,445,752	100.00

Held-to-maturity financial assets
Korea		10,029,429	89.73
United States		193,360	1.73
Others		954,715	8.54

Sub-total		11,177,504	100.00

Total	￦	66,685,016

	2017
	Amount		%
	(In millions of Korean won)
Financial assets held for trading
Korea	￦	23,462,909	93.22
United States		643,249	2.56
Others		1,062,180	4.22

Sub-total		25,168,338	100.00

Financial assets designated at fair value through profit or loss
Korea		1,178,197	59.44
United States		120,000	6.05
Others		684,027	34.51

Sub-total		1,982,224	100.00

Derivative financial assets
Korea		1,743,201	52.66
United States		325,909	9.85
Others		1,241,056	37.49

Sub-total		3,310,166	100.00

Available-for-sale financial assets
Korea		36,705,979	94.22
United States		1,110,157	2.85
Others		1,143,265	2.93

Sub-total		38,959,401	100.00

Held-to-maturity financial assets
Korea		16,243,987	87.84
United States		1,076,331	5.82
Others		1,171,662	6.34

Sub-total		18,491,980	100.00

Total	￦	87,912,109

The counterparties to the financial assets under due from financial institutions and financial instruments indexed to the price of gold within financial assets held for trading and derivatives are in the financial and insurance industries which have high credit ratings.

4.3 Liquidity Risk

4.3.1 Overview of Liquidity Risk

Liquidity risk is a risk that the Group becomes insolvency due to uncertain liquidity caused by unexpected cash outflows, or a risk of borrowing high interest debts or disposal of liquid and other assets at a substantial discount. The Group manages its liquidity risk through analysis of the contractual maturity of interest-bearing assets and liabilities, assets and liabilities related to the other cash flow, and off-balance sheet items related to cash flow of currency derivative instruments and others.

Cash flows disclosed for the maturity analysis are undiscounted contractual principal and interest to be received (paid) and; thus, are not identical to the amount in the financial statements that are based on the present value of expected cash flows in some cases. The amount of interest to be received or paid on floating rate assets and liabilities is measured on the assumption that the current interest rate would be the same through the maturity.

4.3.2. Liquidity Risk Management and Indicator

The liquidity risk is managed by risk management policy and liquidity risk management guidelines which are applied to the risk management policies and procedures that address all the possible risks that arise from the overall business of the Group.

The Group computes and manages cumulative liquidity gap and liquidity rate subject to every transactions that affect cash flow in Korean won and foreign currencies and off-balance sheet transactions in relation to the liquidity. The Group regularly reports to the Risk Planning Council and Risk Management Committee.

4.3.3. Analysis of Remaining Contractual Maturity of Financial Assets and Liabilities

Cash flows disclosed below are undiscounted contractual principal and interest to be received (paid) and; thus, are not identical to the amount in the consolidated financial statements that are based on the present value of expected cash flows. The amount of interest to be received or paid on floating rate assets and liabilities is measured on the assumption that the current interest rate would be the same through the maturity.

The remaining contractual maturity of financial assets and liabilities, excluding derivatives held for cash flow hedging, as of December 31, 2016 and 2017, are as follows:

	2016
	On demand		Up to 1 month		1-3 months		3-12 months		1-5 years		Over 5 years		Total
	(In millions of Korean won)
Financial assets
Cash and due from financial institutions[1]	￦	6,431,488	￦	815,026	￦	414,076	￦	629,696	￦	353,581	￦	—	￦	8,643,867
Financial assets held for trading[2]		26,099,518		—		—		—		—		—		26,099,518
Financial assets designated at fair value through profit or loss[2]		1,758,846		—		—		—		—		—		1,758,846
Derivatives held for trading[2]		3,263,115		—		—		—		—		—		3,263,115
Derivatives held for fair value hedging[3]		—		4,075		1,719		1,791		(584)		53,185		60,186
Loans		25,333		24,246,878		27,731,932		88,710,331		73,969,738		90,290,586		304,974,798
Available-for-sale financial assets[4]		6,444,890		617,457		1,734,077		6,027,364		17,804,826		3,916,630		36,545,244
Held-to-maturity financial assets		—		280,822		552,875		1,423,078		6,478,050		4,457,977		13,192,802
Other financial assets		138,840		5,316,491		34,215		1,188,493		42,957		10,408		6,731,404

Total	￦	44,162,030	￦	31,280,749	￦	30,468,894	￦	97,980,753	￦	98,648,568	￦	98,728,786	￦	401,269,780

	2016
	On demand		Up to 1 month		1-3 months		3-12 months		1-5 years		Over 5 years		Total
	(In millions of Korean won)
Financial liabilities
Financial liabilities held for trading[2]	￦	1,143,510	￦	—	￦	—	￦	—	￦	—	￦	—	￦	1,143,510
Financial liabilities designated at fair value through profit or loss[2]		10,979,326		—		—		—		—		—		10,979,326
Derivatives held for trading[2]		3,712,015		—		—		—		—		—		3,712,015
Derivatives held for fair value hedging[3]		(1,145)		3,462		(5,114)		8,081		(37,880)		—		(32,596)
Deposits[5]		118,054,880		13,886,329		24,840,830		72,178,631		10,393,616		3,790,933		243,145,219
Debts		8,473,706		5,830,600		3,567,985		5,124,571		4,195,123		116,023		27,308,008
Debentures		52,188		2,078,866		2,403,874		7,493,938		20,673,639		3,273,158		35,975,663
Other financial liabilities		1,656,767		10,969,703		29,248		114,381		354,976		895,950		14,021,025

Total	￦	144,071,247	￦	32,768,960	￦	30,836,823	￦	84,919,602	￦	35,579,474	￦	8,076,064	￦	336,252,170

Off- balance sheet items
Commitments[6]	￦	97,005,556	￦	—	￦	—	￦	—	￦	—	￦	—	￦	97,005,556
Financial guarantee contract[7]		4,746,292		—		—		—		—		—		4,746,292

Total	￦	101,751,848	￦	—	￦	—	￦	—	￦	—	￦	—	￦	101,751,848

	2017
	On demand		Up to 1 month		1-3 months		3-12 months		1-5 years		Over 5 years		Total
	(In millions of Korean won)
Financial assets
Cash and due from financial institutions[1]	￦	6,355,289	￦	1,842,808	￦	319,173	￦	324,703	￦	357,340	￦	11,462	￦	9,210,775
Financial assets held for trading[2]		30,177,293		—		—		—		—		—		30,177,293
Financial assets designated at fair value through profit or loss[2]		2,050,052		—		—		—		—		—		2,050,052
Derivatives held for trading[2]		2,980,462		—		—		—		—		—		2,980,462
Derivatives held for fair value hedging[3]		559		48,093		29,693		42,163		(2,577)		52,698		170,629
Loans		3,437,020		22,062,457		30,802,580		103,782,624		75,345,756		96,863,329		332,293,766
Available-for-sale financial assets[4]		10,063,251		1,580,946		2,311,652		11,655,746		20,322,800		7,567,341		53,501,736
Held-to-maturity financial assets		—		658,856		493,420		3,217,345		6,890,530		13,247,255		24,507,406
Other financial assets		8,416		7,934,856		52,757		1,305,410		43,433		16,532		9,361,404

Total	￦	55,072,342	￦	34,128,016	￦	34,009,275	￦	120,327,991	￦	102,957,282	￦	117,758,617	￦	464,253,523

	2017
	On demand		Up to 1 month		1-3 months		3-12 months		1-5 years		Over 5 years		Total
	(In millions of Korean won)
Financial liabilities
Financial liabilities held for trading[2]	￦	1,944,770	￦	—	￦	—	￦	—	￦	—	￦	—	￦	1,944,770
Financial liabilities designated at fair value through profit or loss[2]		10,078,288		—		—		—		—		—		10,078,288
Derivatives held for trading[2]		3,050,471		—		—		—		—		—		3,050,471
Derivatives held for fair value hedging[3]		404		3,740		(4,715)		(19,705)		(7,143)		244		(27,175)
Deposits[5]		127,035,944		12,365,158		23,236,756		82,586,445		11,473,834		2,667,969		259,366,106
Debts		5,957,108		10,024,019		3,741,022		5,724,453		4,409,543		599,680		30,455,825
Debentures		40,655		1,015,298		3,020,683		9,644,135		29,611,835		3,245,342		46,577,948
Other financial liabilities		200,082		14,060,432		145,538		229,873		342,397		965,929		15,944,251

Total	￦	148,307,722	￦	37,468,647	￦	30,139,284	￦	98,165,201	￦	45,830,466	￦	7,479,164	￦	367,390,484

Off- balance sheet items
Commitments[6]	￦	102,183,167	￦	—	￦	—	￦	—	￦	—	￦	—	￦	102,183,167
Financial guarantee contract[7]		3,683,875		—		—		—		—		—		3,683,875

Total	￦	105,867,042	￦	—	￦	—	￦	—	￦	—	￦	—	￦	105,867,042

[1]	The amounts of ￦9,307,958 million and ￦10,669,956 million, which are restricted due from the financial institutions as of December 31, 2016 and 2017, respectively, are excluded.
[2]	Financial assets/liabilities held for trading, financial assets/liabilities designated at fair value through profit or loss and derivatives held for trading are not managed by contractual maturity because they are expected to be traded or redeemed before maturity. Therefore, the carrying amounts of those financial instruments are classified as ‘On demand’ category. However, the cash flows of the embedded derivatives (e.g. conversion options and others) which are separated from their host contracts in accordance with the requirement IAS 39, are considered in the cash flows of the host contracts.
[3]	Cash flows of derivative instruments held for fair value hedging are shown at net cash flow by remaining contractual maturity.
[4]	Equity investments in financial assets classified as available-for-sale are generally included in the ‘On demand’ category as most are available for sale at any time. However, in the case of equity investments restricted for sale, they are shown in the period in which the restriction is expected to expire.
[5]	Deposits that are contractually repayable on demand or on short notice are classified under the ‘On demand’ category.
[6]	Commitments are included under the ‘On demand’ category because payments will be made upon request.
[7]	The financial guarantee contracts are included under the ‘On demand’ category as payments will be made upon request.

The contractual cash flows of derivatives held for cash flow hedging as of December 31, 2016 and 2017, are as follows:

	2016
	Up to 1 month		1-3 months		3-12 months		1-5 years		Over 5 years		Total
	(In millions of Korean won)
Net cash flow of net settlement derivatives	￦	(283)	￦	(1,078)	￦	(3,088)	￦	(3,141)	￦	—	￦	(7,590)
Cash flow to be received of total settlement derivatives		302		948		245,909		121,152		—		368,311
Cash flow to be paid of total settlement derivatives		(522)		(1,080)		(224,600)		(110,373)		—		(336,575)

	2017
	Up to 1 month		1-3 months		3-12 months		1-5 years		Over 5 years		Total
	(In millions of Korean won)
Net cash flow of net settlement derivatives	￦	(224)	￦	(1,556)	￦	(3,044)	￦	(442)	￦	16	￦	(5,250)
Cash flow to be received of total settlement derivatives		196,795		298,108		745,490		1,404,317		—		2,644,710
Cash flow to be paid of total settlement derivatives		(188,698)		(285,397)		(698,054)		(1,324,504)		—		(2,496,653)

4.4 Market Risk

4.4.1 Overview of Market Risk

Concept

Market risk is the risk of possible losses which arise from changes in market factors; such as, interest rate, stock price, foreign exchange rate and other market factors that affect the fair value or future cash flows of financial instruments; such as, securities and derivatives amongst others. The most significant risks associated with trading positions are interest rate risks, currency risks and also, stock price risks. In addition, the Group is exposed to interest rate risks associated with non-trading positions. The Group classifies exposures to market risk into either trading or non-trading positions. The Group measures and manages market risk separately for each subsidiary.

Risk Management

The Group sets internal capital limits for market risk and interest rate risk and monitors the risks to manage the risk of trading and non-trading positions. The Group maintains risk management systems and procedures; such as, trading policies and procedures, and market risk management guidelines for trading positions, and interest rate risk management guidelines for non-trading positions in order to manage market risk efficiently. The procedures mentioned are implemented with approval from the Risk Management Committee and Risk Management Council.

Kookmin Bank, one of the subsidiaries, establishes market risk management policy, sets position limits, loss limits and VaR limits of each business group and approves newly developed instruments through its Risk Management Council. The Market Risk Management Committee, which is chaired by the Chief Risk Officer (CRO), is the decision maker and sets position limits, loss limits, VaR limits, sensitivity limits and scenario loss limits for each division, at the level of each individual business department.

The ALCO of Kookmin Bank determines the operational standards of interest and commission, the details of the establishment and prosecution of the Asset Liability Management (ALM) policies and enacts and amends relevant guidelines. The Risk Management Committee and Risk Management Council monitor the establishment and enforcement of ALM risk management policies, and enact and amend ALM risk management guidelines. The interest rate risk limit is set based on the future assets/liabilities position and interest rate volatility estimation reflects the annual work plan. The Financial Planning Department and Risk Management Department measures and monitors the interest risk status and limits on a regular basis. The status and limits of interest rate risks; such as, interest gap, duration gap and interest rate VaR (Value at Risk), are reported to the ALCO and Risk Management Council on a monthly basis and to the Risk Management Committee on a quarterly basis. To ensure adequacy of interest rate and liquidity risk management, the Risk Management Department assigns the limits, monitors and reviews the risk management procedures and tasks conducted by the Financial Planning Department. Also, the Risk Management Department independently reports related information to the management.

4.4.2 Trading Position

Definition of a trading position

Trading positions subject to market risk management are defined under the Trading Policy and Guideline, and the basic requirements are as follows:

•	The trading position is not restricted for sale, is measured daily at fair value, and its significant inherent risks are able to be hedged in the market.

•	The criteria for classification as a trading position are clearly defined in the Trading Policy and Guideline, and separately managed by the trading department.

•	The trading position is operated in accordance with the documented trading strategy and managed through position limits.

•	The operating department or professional dealers have an authority to enforce a deal on the trading position within predetermined limits without pre-approval.

•	The trading position is reported periodically to management for the purpose of the Group’s risk management

Observation method on market risk arising from trading positions

Subsidiaries of the Group calculate VaR to measure the market risk by using market risk management systems on the entire trading portfolio. Generally, the Group manages market risk on the trading portfolio. In addition, the Group controls and manages the risk of derivative trading based on the regulations and guidelines formulated by the Financial Supervisory Service.

VaR (Value at Risk)

i. VaR (Value at Risk)

Kookmin Bank, one of the subsidiaries, uses the value-at-risk methodology to measure the market risk of trading positions. Kookmin Bank uses the 10-day VaR, which estimates the maximum amount of loss that could occur in ten days under an historical simulation model which is considered to be a full valuation method. The distributions of portfolio’s value changes are estimated based on the data over the previous 250 business days, and ten-day VaR is calculated by subtracting net present market value from the value measured at a 99% confident level of portfolio’s value distribution results.

VaR is a commonly used market risk measurement technique. However, the method has some shortcomings. VaR estimates possible losses over a certain period at a particular confidence level using past market movement data. Past market movements are, however, not necessarily a good indicator of future events, as there may be conditions and circumstances in the future that the model does not anticipate. As a result, the timing and magnitude of the actual losses may vary depending on the assumptions made at the time of the calculation. In addition, the time periods used for the model, generally one or ten days, are assumed to be a sufficient holding period before liquidating the relevant underlying positions. If these holding periods are not sufficient, or too long, the VaR results may understate or overstate the potential loss.

A subsidiary which hold trading positions uses an internal model (VaR) to measure general risk, and a standard method to measure each individual risk. When the internal model is not permitted for certain market risk, the Group uses the standard method. Therefore, the market risk VaR may not reflect the market risk of each individual risk and some specific positions. And also, from this year, non-banking subsidiaries use the same standard method applied to measure regulatory capital for improvement of market risk VaR management utility (improvement of relation with regulatory capital).

ii. Back-Testing

Back-testing is conducted on a daily basis to validate the adequacy of the market risk model. In back-testing, the Group compares both the actual and hypothetical profit and loss with the VaR calculations.

iii. Stress Testing

Stress testing is carried out to analyze the impact of abnormal market situations on the trading and available-for-sale portfolio. It reflects changes in interest rates, stock prices, foreign exchange rates, implied volatilities of derivatives and other risk factors that have significant influence on the value of the portfolio. The Group uses historical scenarios and hypothetical scenarios for the analysis of abnormal market situations. Stress testing is performed at least once every year.

VaR at a 99% confidence level of interest rate, stock price and foreign exchange rate risk for trading positions with a ten-day holding period by a subsidiary as of December 31, 2016 and 2017, are as follows:

Kookmin Bank

	2016
	Average		Minimum		Maximum		Ending
	(In millions of Korean won)
Interest rate risk	￦	15,683	￦	10,817	￦	19,538	￦	14,906
Stock price risk		1,757		726		2,269		1,201
Foreign exchange rate risk		16,493		10,123		22,206		10,123
Deduction of diversification effect								(6,477)

Total VaR	￦	19,018	￦	11,558	￦	28,519	￦	19,753

	2017
	Average		Minimum		Maximum		Ending
	(In millions of Korean won)
Interest rate risk	￦	22,682	￦	14,313	￦	42,155	￦	23,758
Stock price risk		1,002		757		1,345		1,255
Foreign exchange rate risk		32,709		12,405		44,322		24,315
Deduction of diversification effect								(29,727)

Total VaR	￦	23,312	￦	16,498	￦	30,247	￦	19,601

Meanwhile, the required equity capital using the standardized method related to the positions which are not measured by VaR or the non-banking subsidiaries as of December 31, 2016 and 2017, are as follows:

Kookmin Bank

	2016		2017
	(In millions of Korean won)
Interest rate risk	￦	15,161	￦	98,236
Stock price risk		4,816		1,646
Foreign exchange rate risk		—		810

Total	￦	19,977	￦	100,692

KB Securities Co., Ltd.

	2016[1]
	Average		Minimum		Maximum		Ending
	(In millions of Korean won)
Interest rate risk	￦	79,205	￦	41,116	￦	312,094	￦	312,094
Stock price risk		57,816		36,140		199,182		199,182
Foreign exchange rate risk		1,766		471		10,790		10,790
Commodity risk		80		—		125		—

Total VaR	￦	138,867	￦	77,727	￦	522,191	￦	522,066

[1]	Including Hyundai Securities Co., Ltd.(included as a subsidiary in October 2016)

	2017
	Average		Minimum		Maximum		Ending
	(In millions of Korean won)
Interest rate risk	￦	421,275	￦	347,369	￦	498,631	￦	457,470
Stock price risk		193,791		138,044		239,685		200,101
Foreign exchange rate risk		11,113		7,599		15,446		7,674
Commodity risk		5		—		34		3

Total VaR	￦	626,184	￦	493,012	￦	753,796	￦	665,248

KB Insurance Co., Ltd.

	2017[1]
	Average		Minimum		Maximum		Ending
	(In millions of Korean won)
Interest rate risk	￦	47,569	￦	40,546	￦	55,875	￦	41,467
Stock price risk		81		—		133		—
Foreign exchange rate risk		18,002		12,313		23,099		18,695

Total VaR	￦	65,652	￦	52,859	￦	79,107	￦	60,162

[1]	Including KB Insurance Co., Ltd.(included as a subsidiary in second quarter, 2017)

KB Life Insurance Co., Ltd.

	2016
	Average		Minimum		Maximum		Ending
	(In millions of Korean won)
Interest rate risk	￦	1,428	￦	1,123	￦	2,440	￦	1,675

Total VaR	￦	1,428	￦	1,123	￦	2,440	￦	1,675

	2017
	Average		Minimum		Maximum		Ending
	(In millions of Korean won)
Interest rate risk	￦	1,381	￦	593	￦	1,961	￦	1,596

Total VaR	￦	1,381	￦	593	￦	1,961	￦	1,596

KB Investment Co., Ltd.

	2016
	Average		Minimum		Maximum		Ending
	(In millions of Korean won)
Stock price risk	￦	2,852	￦	1,571	￦	4,516	￦	4,516
Foreign exchange rate risk		592		357		792		792

Total VaR	￦	3,444	￦	1,928	￦	5,308	￦	5,308

	2017
	Average		Minimum		Maximum		Ending
	(In millions of Korean won)
Stock price risk	￦	3,904	￦	—	￦	4,766	￦	3,897
Foreign exchange rate risk		1,053		746		1,797		1,797

Total VaR	￦	4,957	￦	746	￦	6,563	￦	5,694

KB Asset Management Co., Ltd.

	2017
	Average		Minimum		Maximum		Ending
	(In millions of Korean won)
Interest rate risk	￦	19	￦	—	￦	215	￦	8
Stock price risk		241		—		1,634		1,634
Foreign exchange rate risk		93		—		1,049		1,049

Total VaR	￦	353	￦	—	￦	2,898	￦	2,691

Details of risk factors

i. Interest rate risk

Trading position interest rate risk usually arises from debt securities denominated in Korean won. The Group’s trading strategy is to benefit from short-term movements in the prices of debt securities arising from changes in interest rates. The Group manages interest rate risk on trading positions using market value-based tools such as VaR and sensitivity analysis (Price Value of a Basis Point: PVBP).

ii. Stock price risk

Stock price risk only arises from trading securities denominated in Korean won as the Group does not have any trading exposure to shares denominated in foreign currencies. The trading securities portfolio in Korean won are composed of exchange-traded stocks and derivative instruments linked to stock with strict limits on diversification.

iii. Foreign exchange rate risk

Foreign exchange rate risk arises from holding assets and liabilities denominated in foreign currency and foreign currency derivatives. Net foreign currency exposure mostly occurs from the foreign assets and liabilities which are denominated in US dollars and Chinese Yuan. The Group sets both loss limits and net foreign currency exposure limits and manages comprehensive net foreign exchange exposures which consider both trading and non-trading portfolios.

4.4.3 Non-trading position

Definition of non-trading position

Managed interest rate risk in non-trading position includes on- or off-balance sheet assets, liabilities and derivatives that are sensitive to interest rate, except trading position for market risk. The interest rate sensitive assets and liabilities are interest-bearing assets and liabilities that create interest income and expenses.

Observation method on market risk arising from non-trading position

Interest rate risk occurs due to mismatches on maturities and interest rate reset periods between interest-bearing assets and liabilities. The Group manages the risk through measuring and managing interest rate VaR and EaR that are maximum expected decreases in net asset value (NPV) and net interest income (NII) for one year, respectively, arising from unfavorable changes in market interest rate.

Interest Rate VaR

Interest rate VaR is the maximum possible loss due to interest rate risk under a normal distribution at a 99.9% confidence level. The measurement results of risk as of December 31, 2016 and 2017, are as follows:

	2016		2017
	(In millions of Korean won)
Kookmin Bank	￦	75,990	￦	350,178
KB Securities Co., Ltd.[1]		33,345		39,717
KB Insurance Co., Ltd.[2]		—		451,335
KB Kookmin Card Co., Ltd.		43,730		12,775
KB Life Insurance Co., Ltd.		21,510		51,677
KB Savings Bank Co., Ltd.		5,694		6,447
KB Capital Co., Ltd.		4,794		10,912

[1]	Including Hyundai Securities Co., Ltd.(included as a subsidiary in fourth quarter, 2016)
[2]	Including KB Insurance Co., Ltd.(included as a subsidiary in second quarter, 2017)

4.4.4 Financial Instruments in Foreign Currencies

Details of financial instruments presented in foreign currencies translated into Korean won as of December 31, 2016 and 2017, are as follows:

	2016
	USD		JPY		EUR		GBP		CNY		Others		Total
	(In millions of Korean won)
Financial Assets
Cash and due from financial institutions	￦	2,562,178	￦	209,264	￦	353,841	￦	17,224	￦	601,317	￦	343,825	￦	4,087,649
Financial assets held for trading		1,078,304		123,733		2,927		—		6,275		—		1,211,239
Financial assets designated at fair value through profit or loss		458,422		—		—		—		—		—		458,422
Derivatives held for trading		84,938		13		24,616		—		—		90,626		200,193
Derivatives held for hedging		5,917		—		—		—		—		—		5,917
Loans		10,824,626		342,100		895,208		5,799		552,966		180,445		12,801,144
Available-for-sale financial assets		2,214,244		150,510		—		—		35,873		1,033		2,401,660
Held-to-maturity financial assets		1,148,075		—		—		—		—		—		1,148,075
Other financial assets		930,606		245,827		35,981		30,793		176,833		648,089		2,068,129

Total	￦	19,307,310	￦	1,071,447	￦	1,312,573	￦	53,816	￦	1,373,264	￦	1,264,018	￦	24,382,428

Financial liabilities
Financial liabilities designated at fair value through profit or loss	￦	457,766	￦	—	￦	—	￦	—	￦	—	￦	—	￦	457,766
Derivatives held for trading		105,918		—		129,349		—		—		315,403		550,670
Derivatives held for hedging		63,634		—		—		—		—		—		63,634
Deposits		7,259,601		597,173		457,447		52,710		791,825		399,683		9,558,439
Debts		7,273,597		169,507		83,105		279		85,123		37,491		7,649,102
Debentures		3,830,709		—		—		—		—		—		3,830,709
Other financial liabilities		1,453,669		52,275		534,224		1,429		176,382		294,933		2,512,912

Total	￦	20,444,894	￦	818,955	￦	1,204,125	￦	54,418	￦	1,053,330	￦	1,047,510	￦	24,623,232

Off-balance sheet items	￦	14,570,708	￦	822	￦	39,000	￦	—	￦	131,210	￦	470,900	￦	15,212,640

	2017
	USD		JPY		EUR		GBP		CNY		Others		Total
	(In millions of Korean won)
Financial Assets
Cash and due from financial institutions	￦	1,820,651	￦	268,482	￦	309,890	￦	20,062	￦	872,650	￦	356,242	￦	3,647,977
Financial assets held for trading		3,021,509		84,980		81,394		8922		15,492		20,767		3,233,064
Financial assets designated at fair value through profit or loss		826,906		—		—		—		—		—		826,906
Derivatives held for trading		124,434		446		10,172		—		96		56,362		191,510
Derivatives held for hedging		29,489		—		—		—		—		—		29,489
Loans		10,689,732		228,747		1,503,493		9,549		795,302		287,591		13,514,414
Available-for-sale financial assets		6,061,404		101,003		124,045		—		38,606		21,123		6,346,181
Held-to-maturity financial assets		2,313,099		—		44,267		—		4,905		4,242		2,366,513
Other financial assets		1,615,795		453,029		406,793		13,382		226,301		708,965		3,424,265

Total	￦	26,503,019	￦	1,136,687	￦	2,480,054	￦	51,915	￦	1,953,352	￦	1,455,292	￦	33,580,319

Financial liabilities
Financial liabilities designated at fair value through profit or loss	￦	1,840,217	￦	—	￦	—	￦	—	￦	—	￦	—	￦	1,840,217
Derivatives held for trading		109,197		1,399		73,298		—		3,563		183,461		370,918
Derivatives held for hedging		49,962		—		—		—		—		—		49,962
Deposits		8,469,129		759,394		389,049		39,993		1,093,998		590,793		11,342,356
Debts		7,570,727		44,885		102,005		737		—		24,185		7,742,539
Debentures		3,473,284		—		—		—		—		219,376		3,692,660
Other financial liabilities		2,361,161		44,137		887,561		3,339		224,675		302,596		3,823,469

Total	￦	23,873,677	￦	849,815	￦	1,451,913	￦	44,069	￦	1,322,236	￦	1,320,411	￦	28,862,121

Off-balance sheet items	￦	12,852,959	￦	705	￦	2,404	￦	—	￦	257,940	￦	233,509	￦	13,347,517

4.5 Operational Risk

4.5.1 Concept

The Group defines operational risk broadly to include all financial and non-financial risks that may arise from operating activities and could cause a negative effect on capital.

4.5.2 Risk Management

The purpose of operational risk management is not only to comply with supervisory and regulatory requirements but also to promote a risk management culture, strengthen internal controls, innovate processes and provide timely feedback to management and employees. In addition, Kookmin Bank established Business Continuity Plans (BCP) to ensure critical business functions can be maintained, or restored, in the event of material disruptions arising from internal or external events. It has constructed replacement facilities as well as has carried out exercise drills for head office and IT departments to test its BCPs.

4.6. Capital Adequacy

The Group complies with the capital adequacy standard established by the Financial Services Commission. The capital adequacy standard is based on Basel III published by Basel Committee on Banking Supervision in Bank of International Settlements in June 2011, and was implemented in Korea in December 2013. The Group is required to maintain a minimum Common Equity Tier 1 ratio of at least 6.25%(2016: 5.375%), a minimum Tier 1 ratio of 7.75%(2016: 6.875%) and a minimum Total Regulatory Capital of 9.75%(2016: 8.875%) as of December 31, 2017.

The Group’s equity capital is classified into three categories in accordance with the Supervisory Regulations and Detailed Supervisory Regulations on Financial Holding Companies:

•	Common Equity Tier 1 Capital: Common equity Tier 1 Capital represents the issued capital that takes the first and proportionately greatest share of any losses and represents the most subordinated claim in liquidation of the Group, and not repaid outside of liquidation. It includes common shares issued, capital surplus, retained earnings, non-controlling interests of consolidated subsidiaries, accumulated other comprehensive income, other capital surplus and others.

•	Additional Tier 1 Capital: Additional Tier 1 Capital includes (i) perpetual instruments issued by the Group that meet the criteria for inclusion in Additional Tier 1 capital, and (ii) stock surplus resulting from the issue of instruments included in Additional Tier 1 capital and others.

•	Tier 2 Capital: Tier 2 Capital represents the capital that takes the proportionate share of losses in the liquidation of the Group. Tier 2 Capital includes a fund raised by issuing subordinated debentures maturing in not less than five years that meet the criteria for inclusion in Additional Tier 2 capital, and the allowance for loan losses which are accumulated for assets classified as normal or precautionary as a result of classification of asset soundness in accordance with Regulation on Supervision of Financial Holding Companies and others.

Risk weighted asset means the inherent risks in the total assets held by the Group. The Group calculates risk weighted asset by each risk (credit risk, market risk, and operational risk) based on the Supervisory Regulations and Detailed Supervisory Regulations on Financial Holding Companies and uses it for BIS ratio calculation.

The Group assesses and monitors its adequacy of capital by using the internal assessment and management policy of the capital adequacy. The assessment of the capital adequacy is conducted by comparing available capital (actual amount of available capital) and internal capital (amount of capital enough to cover all significant risks under target credit rate set by the Group). The Group monitors the soundness of finance and provides risk adjusted basis for performance review using the assessment of the capital adequacy.

Internal Capital is the amount of capital to prevent the inability of payment due to unexpected loss in the future. The Group measures, allocates and monitors internal capital by risk type and subsidiaries.

The Risk Management Council of the Group determines the Group’s risk appetite and allocates internal capital by risk type and subsidiary. Each subsidiary efficiently operates its capital within a range of allocated internal capital. The Risk Management Department of the Group monitors the limit on internal capital and reports the results to management and the Risk Management Council. The Group maintains the adequacy of capital through proactive review and approval of the Risk Management Committee when the internal capital is expected to exceed the limits due to new business or business expansion.

Details of the Group’s capital adequacy calculation in line with Basel III requirements as of December 31, 2016 and 2017, are as follows:

	2016		2017
	(In millions of Korean won)
Equity Capital:	￦	31,103,291	￦	32,401,580
Tier 1 Capital		29,264,494		31,059,475
Common Equity Tier 1 Capital		29,013,954		31,059,475
Additional Tier 1 Capital		250,540		—
Tier 2 Capital		1,838,797		1,342,105
Risk-weighted assets:		203,649,442		212,777,226
Equity Capital (%):		15.27		15.23
Tier 1 Capital (%)		14.37		14.6
Common Equity Tier 1 Capital (%)		14.25		14.6